Other Income (Expenses), net (Details) - ILS (₪) ₪ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Other (Income) expenses net [Abstract]
Other employee expenses	₪ 26		₪ 13
Capital gain due to sale of subsidiary		₪ 10
Consideration on Sale		₪ 25